Share capital (Tables)	6 Months Ended
Jun. 30, 2023
Share capital.
Schedule of share capital

	Number of shares
	Common shares	Treasury shares	Total
Balance as of January 1, 2022	49,272,952	(11,374,803)	37,898,149
Issue of shares – treasury shares	16,000,000	(16,000,000)	—
Net purchase of shares under liquidity agreement	—	(21,949)	(21,949)
Balance as of June 30, 2022	65,272,952	(27,396,752)	37,876,200

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2023	115,348,311	(38,214,291)	77,134,020
Issue of shares – treasury shares	17,600,000	(17,600,000)	—
Sale of shares under shelf registration	—	7,999,998	7,999,998
Exercise of pre-funded warrants (1)	3,502,950	—	3,502,950
Sale of shares under sale agency agreement	—	3,742,506	3,742,506
Net purchase of shares under liquidity agreement	—	(27,145)	(27,145)
Acquisition of shares forfeited from DSPPP	—	(7,311)	(7,311)
Balance as of June 30, 2023	136,451,261	(44,106,243)	92,345,018
Shares reclassed as treasury shares under IFRS 2	—	(17,431,572)	(17,431,572)
Balance as of June 30, 2023 IFRS 2	136,451,261	(61,537,815)	74,913,446
(1)	In accordance with Swiss corporate law, the issuance of 3,502,950 new shares through the exercise of pre-funded warrants during the first half of 2023 will be registered in the trade register in early 2024 at the latest in accordance with Swiss Corporate law. As of June 30, 2023, the amount of the share capital as registered in the trade register is CHF 1,329,483.11 divided into 132,948,311 shares.